Derivative Instrument - Nonhedge (Details) (Not Designated as Hedging Instrument [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional Amount	$ 15,000	$ 0
Weighted average fixed pay rate	1.26%
Weighted average variable receive rate	0.35%
Weighted average maturity in years	4 years 0 months 0 days
Interest Rate Cash Flow Hedge Liability at Fair Value	379
Derivative Loan Commitments, Notional Amount, Net	7,844	9,074
Derivative Loan Commitments, Fair Value, Net	10	78
Forward Sale Loan Commitments, Notional Amount, Net	5,919	9,108
Forward Sale Loan Commitments, Fair Value, Net	$ 3	$ (86)